LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND

January 14, 1998

Dear Shareholder:

The period ended November 30, 1997 proved to be a rewarding one for small growth companies. Despite an increase in market volatility and negative returns in October, small company stocks posted strong overall returns. The Fund's net asset value increased from $10.00 per share on June 16, 1997 (commencement of operations) to $11.37 at the end of the reporting period. The Fund's net assets totaled $94.6 million on November 30, 1997. We are pleased to report that the Fund's 10.60% total return for the five full months since its inception topped both the 9.72% return for the Lipper Small Company Growth Fund Average and the 7.28% return for its benchmark, the Russell 2000 Growth Index.

The report that follows includes an interview with Marian Pardo, the Fund's portfolio manager. This interview is designed to answer commonly asked questions about the Fund, elaborate on what happened during the reporting period, and provide an outlook for the months ahead.

As chairman and president of Asset Management Services, we look forward to sharing Morgan's insights regarding financial markets with you. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 521-5411.

Sincerely yours,

/s/ Ramon de Oliveira                   /s/ Keith M. Schappert


Ramon de Oliveira                       Keith M. Schappert
Chairman of Asset Management Services   President of Asset Management Services
J.P. Morgan & Co. Incorporated          J.P. Morgan & Co. Incorporated



--------------------------------------------------------------------------------
TABLE OF CONTENTS

LETTER TO THE SHAREHOLDERS . . . . 1    FUND FACTS AND HIGHLIGHTS. . . . . . . 5

FUND PERFORMANCE . . . . . . . . . 2    SPECIAL FUND-BASED SERVICES. . . . . . 6

PORTFOLIO MANAGER Q&A. . . . . . . 3    FINANCIAL STATEMENTS . . . . . . . . . 8
--------------------------------------------------------------------------------

FUND PERFORMANCE


EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change in a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.



PERFORMANCE                                       TOTAL RETURNS
                                                  ----------------------------------------
                                                  ONE            THREE          SINCE
AS OF NOVEMBER 30, 1997                           MONTH          MONTHS         INCEPTION*
------------------------------------------------------------------------------------------
J.P. Morgan U.S. Small
  Company Opportunities Fund                      -1.30%          1.97%         10.60%
Russell 2000 Growth Index                         -2.38%         -0.92%          7.28%
Lipper Small Company Growth Fund Average          -1.46%          1.31%          9.72%


AS OF SEPTEMBER 30, 1997
------------------------------------------------------------------------------------------
J.P. Morgan U.S. Small
  Company Opportunities Fund                       9.69%            N/A         18.97%
Russell 2000 Growth Index                          7.98%            N/A         16.92%
Lipper Small Company Growth Fund Average           7.58%            N/A         16.55%





*6/16/97-COMMENCEMENT OF OPERATIONS (TOTAL RETURNS BASED ON MONTH END FOLLOWING INCEPTION). THE FUND'S TOTAL RETURN SINCE ITS COMMENCEMENT OF OPERATIONS ON JUNE 16, 1997 THROUGH NOVEMBER 30, 1997 IS 13.70%.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. FUND RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

Following is an interview with MARIAN PARDO, portfolio manager for the Fund. Marian's prior experience includes managing large and small cap equity and equity convertible portfolios and funds for individual clients. Previously, Marian managed The Pierpont Equity Fund from 1991 to 1993. Before joining the private client group, Marian was a portfolio manager in the Institutional Investment Group with responsibility for the large cap equity fund and individual institutional client portfolios. She joined portfolio management from the research department where she was an analyst for bank and financial institutions. Marian joined Morgan in 1968 in the credit department and worked as a domestic and international lending officer before joining the investment department in 1980. This interview was conducted on January 9, 1998 and reflects Marian's views on that date.

THIS IS THE FIRST SEMI-ANNUAL REPORT FOR THE FUND. HOW IS THIS FUND DIFFERENT THAN OTHER SMALL COMPANY FUNDS?

MP: It's a growth stock fund but participates in more areas than most growth stock funds do. We look for growth in what people think are traditionally cyclical areas. Conversely, we don't try to concentrate in some of the areas where the other growth funds do, specifically technology stocks. Most of the other growth stock funds typically have 40% to 60% of the portfolio in technology stocks. In this fund, the exposure to technology stocks is usually closer to 20%. Our emphasis has been more in the health care and biotech areas and in business and consumer services which are also considered growth areas.

WHY WOULD THAT BE AN ADVANTAGE TO SHAREHOLDERS?

MP: Hopefully, that will translate into competitive returns with less volatility than the average small company growth fund. You could say you're getting more of the true growth fund rather than a closet technology fund.

HOW WOULD YOU DESCRIBE THE SMALL-CAP MARKET DURING THE REPORTING PERIOD?

MP: The Fund caught most of the big absolute and relative surge in small-cap stocks this year, which started in the beginning of May and ended in October with the overall market's decline. Since October, small-cap stocks have lost some ground relative to large-caps.

FOR THE PERIOD UNDER REVIEW, THE FUND OUTPERFORMED BOTH ITS BENCHMARK, THE RUSSELL 2000 GROWTH INDEX, AND THE LIPPER SMALL COMPANY GROWTH FUNDS AVERAGE. DID THE FUND'S SMALLER-THAN-AVERAGE WEIGHTING IN TECHNOLOGY HELP ACHIEVE THIS? OR WAS IT LARGELY DUE TO OTHER FACTORS?

MP: It definitely helped, but the main reason behind the good performance was stock selection. We've managed to avoid some stocks in the Index that have tanked and we've purchased some stocks that have done very well that either are not in the Index or are only a small part of it.

COULD YOU GIVE US AN EXAMPLE OF THAT?

MP: INTERMEDIA COMMUNICATIONS comes to mind. It's the Fund's largest holding and has been since its inception. While it exemplifies our stock selection process, there's bit of a sector story here as well.

The Fund owns several competitive access providers that compete with the local exchange carriers, i.e., the Bell phone companies. We like Intermedia Communications because it participates in a great business, which is providing competitive phone services in local markets. The environment for companies like Intermedia improved in May when the FCC adopted some changes which broadened their market opportunities. Intermedia is in the process of completing a major capital expenditure program. With this period of investment coming to an end they should start reaping the cash flow benefits soon. We also think highly of it's management.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

MP: Looking into '98, we have the same question everybody else has: how strong will the domino effect be from the slowdown in Asia? Right now we think it's probably going to be contained and work itself out. Therefore, we would expect small-cap stocks to be less affected by the world situation and more affected by what's happening in the U.S. economy, which looks to be fairly positive.

The risks are that one of two extreme events might happen. One that the slowdown in Asia is so extreme that it causes a slowdown in the United States. In that case, there would be no place to hide. You would see earnings disappointments in large and small companies alike. The other extreme event would be if the U.S. economy is strong enough to push interest rates up and negatively impact multiples. If we can muddle through with Asia and the economy cools off a little bit, the earnings from small companies should be very good, with fewer earnings disappointments than in the large-cap area.

HOW ARE YOU POSITIONING THE FUND FOR THE COMING MONTHS?

MP: We're being careful about limiting the Fund's exposure to companies that might be more vulnerable to earnings disappointments because the current market is too unforgiving. We are cutting back on what I call "high concept" stocks, companies with good long-term prospects but where there is too much uncertainty in the near-term. We are favoring companies where there's a little more clarity about what's happening. Of course, the Fund is keeping some exposure to "developing" companies. It is, after all, a growth fund and it should be in emerging growth areas early on. But right now, we just have our toes in the water, so to speak. Overall, we're not trying to make macro or theme calls. We stick to our discipline of conducting fundamental research and trying to find sustainable growth companies at good valuation levels.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan U.S. Small Company Opportunities Fund seeks to provide long term capital appreciation from a portfolio of equity securities of small companies. The Fund seeks to outperform the Russell 2000 Growth Index. It is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher total return over time than might be expected from a portfolio of stocks of large companies.

--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
6/16/97

--------------------------------------------------------------------------------
NET ASSETS AS OF 11/30/97
$94,566,183

--------------------------------------------------------------------------------
DIVIDEND GAIN PAYABLE DATE (IF APPLICABLE)
12/24/97

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/24/97

EXPENSE RATIO
The Fund's current annualized expense ratio of 1.20% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.

FUND HIGHLIGHTS
ALL DATA AS OF NOVEMBER 30, 1997

PORTFOLIO ALLOCATION
(AS A PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

     CONSUMER GOODS & SERVICES        24.0%
     HEALTH CARE                      19.9%
     INDUSTRIAL PRODUCTS & SERVICES   17.0%
     FINANCE                          11.9%
     TECHNOLOGY                       10.7%
     SHORT-TERM                        4.1%
     OTHER                            12.4%

LARGEST EQUITY HOLDINGS                         % OF TOTAL INVESTMENTS
----------------------------------------------------------------------
INTERMEDIA COMMUNICATIONS, INC.                             1.9%
     (UTILITIES)
BDM INTERNATIONAL, INC.                                     1.3%
     (INDUSTRIAL PRODUCTS & SERVICES)
ADVANCED LIGHTING TECHNOLOGIES, INC.                        1.2%
     (TECHNOLOGY)
HEALTHCARE RECOVERIES, INC.                                 1.1%
     (HEALTH CARE)
PARTY CITY CORP.                                            1.1%
     (CONSUMER GOODS & SERVICES))
SNYDER COMMUNICATIONS                                       1.1%
     (INDUSTRIAL PRODUCTS & SERVICES)
PENN TREATY AMERICAN CORP.                                  1.1%
     (FINANCE)
ABR INFORMATION SERVICES, INC.                              1.1%
     (INDUSTRIAL PRODUCTS & SERVICES)
ANDRX CORP.                                                 1.1%
     (HEALTH CARE)
NATIONAL COMMERCE BANCORP.                                  1.1%
     (FINANCE)

SPECIAL FUND-BASED SERVICES



PIERPONT ASSET ALLOCATION SERVICE (PAAS)
For many investors, a diversified portfolio -- including short-term instruments, bonds, and stocks -- can offer an excellent opportunity to achieve one's investment objectives. PAAS provides investors with a comprehensive management program for their portfolios. Through this service, investors can:

- create and maintain an asset allocation that is specifically targeted at meeting their most critical investment objectives;

- make ongoing tactical adjustments in the actual asset mix of their portfolios to capitalize on shifting market trends;

- make investments through the J.P. Morgan Funds, a family of diversified mutual funds.

PAAS is available to clients who invest a minimum of $500,000 in the J.P. Morgan Funds.

IRA MANAGEMENT SERVICE
As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, the J.P. Morgan Funds provide an excellent way to help you accumulate long-term wealth for retirement.

KEOGH

Keogh provides another excellent vehicle to help individuals who are self-employed or are employees of unincorporated businesses to accumulate retirement savings. A Keogh is a tax-deferred pension plan that can allow you to contribute the lesser of $30,000 or 25% of your annual earned gross compensation. The J.P. Morgan Funds can help you build a comprehensive investment program designed to maximize the retirement dollars in your Keogh account.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. MORGAN GUARANTY TRUST COMPANY OF NEW YORK SERVES AS AN INVESTMENT ADVISOR AND MAKES THE FUNDS AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. AN INVESTMENT IN THE FUND WILL FLUCTUATE AND MAY LOSE VALUE.

Past performance is no guarantee for future performance. Returns are net of fees, assume the reinvestment of fund distributions and may reflect the reimbursement of the fund expenses as described in the prospectus. Had expenses not been subsidized, returns would have been lower. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Opinion expressed herein are based on current market conditions and are subject to change without notice. The fund invests through a master portfolio(another fund with the same objective). Historically, small company stocks have been more volatile than large company stocks.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ IT CAREFULLY BEFORE INVESTING.

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investment in The U.S. Small Company
  Opportunities Portfolio ("Portfolio"), at value  $94,604,815
Deferred Organization Expenses                          12,826
Receivable for Expense Reimbursements                    5,013
Receivable for Shares of Beneficial Interest Sold        1,000
Prepaid Trustees' Fees                                      67
Prepaid Expenses and Other Assets                          248
                                                   -----------
    Total Assets                                    94,623,969
                                                   -----------
LIABILITIES
Shareholder Servicing Fee Payable                       19,030
Organization Expenses Payable                           14,000
Administrative Services Fee Payable                      2,159
Administration Fee Payable                                 373
Fund Services Fee Payable                                  123
Accrued Expenses                                        22,101
                                                   -----------
    Total Liabilities                                   57,786
                                                   -----------
NET ASSETS
Applicable to 8,319,709 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $94,566,183
                                                   -----------
                                                   -----------
Net Asset Value, Offering and Redemption Price
  Per Share                                             $11.37
                                                         -----
                                                         -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $93,888,572
Accumulated Net Investment Loss                        (88,931)
Accumulated Net Realized Loss on Investment           (971,784)
Net Unrealized Appreciation of Investment            1,738,326
                                                   -----------
    Net Assets                                     $94,566,183
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD JUNE 16, 1997 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                     $  136,469
Allocated Dividend Income (Net of Foreign
  Withholding Tax of $140)                                        51,345
Allocated Portfolio Expenses (Net of
  Reimbursement of $3,597)                                      (206,401)
                                                              ----------
    Net Investment Income Allocated from
      Portfolio                                                  (18,587)
FUND EXPENSES
Shareholder Servicing Fee                          $ 57,845
Registration Fees                                    12,492
Transfer Agent Fees                                  10,104
Administrative Services Fee                           6,859
Printing Expenses                                     6,449
Professional Fees                                     5,439
Amortization of Organization Expenses                 1,282
Administration Fee                                      781
Fund Services Fee                                       761
Insurance Expense                                        45
Trustees' Fees and Expenses                              41
Miscellaneous                                         1,448
                                                   --------
    Total Fund Expenses                             103,546
Less: Reimbursement of Expenses                     (33,202)
                                                   --------
NET FUND EXPENSES                                                 70,344
                                                              ----------
NET INVESTMENT LOSS                                              (88,931)
NET REALIZED LOSS ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                     (971,784)
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                          1,738,326
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $  677,611
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD
                                                    JUNE 16, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                     NOVEMBER 30,
                                                         1997
                                                     (UNAUDITED)
                                                   ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Loss                                $       (88,931)
Net Realized Loss on Investment Allocated from
  Portfolio                                               (971,784)
Net Change in Unrealized Appreciation of
  Investment Allocated from Portfolio                    1,738,326
                                                   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                           677,611
                                                   ----------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold        98,642,881
Cost of Shares of Beneficial Interest Redeemed          (4,754,309)
                                                   ----------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                               93,888,572
                                                   ----------------
    Total Increase in Net Assets                        94,566,183
NET ASSETS
Beginning of Period                                             --
                                                   ----------------
End of Period (including accumulated net
  investment loss of $88,931)                      $    94,566,183
                                                   ----------------
                                                   ----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a unit outstanding throughout each period are as follows:

                                                    FOR THE PERIOD
                                                    JUNE 16, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                     NOVEMBER 30,
                                                         1997
                                                     (UNAUDITED)
                                                   ----------------
NET ASSET VALUE PER UNIT, BEGINNING OF PERIOD      $         10.00
                                                   ----------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                          (0.01)
Net Realized and Unrealized Gain on Investment                1.38
                                                   ----------------
Total from Investment Operations                              1.37
                                                   ----------------

NET ASSET VALUE PER UNIT, END OF PERIOD            $         11.37
                                                   ----------------
                                                   ----------------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                                 13.70%(b)
Net Assets, End of Period (in thousands)           $        94,566
Ratios to Average Net Assets
  Expenses                                                    1.20%(a)
  Net Investment Loss                                        (0.38)%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                     0.14%(a)

------------------------
(a) Annualized.

(b) Not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The J.P Morgan U.S. Small Company Opportunities Fund (the "Fund") is a separate series of the J.P. Morgan Funds, a Massachusetts business trust (the "Trust") which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on June 16, 1997. Prior to January 1, 1998, the Trust and the Fund's names were The JPM Pierpont Funds and The JPM Pierpont U.S. Small Company Opportunities Fund, respectively.

The Fund invests all of its investable assets in The U.S. Small Company Opportunities Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (100% at November 30, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

   a) Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day.

   c) Substantially all the Fund's net investment income is declared and paid as dividends semi-annually. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   d) The Fund incurred organization expenses in the amount of $14,000. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Fund. The Fund has agreed to reimburse Morgan for these costs which are being deferred and will be amortized on a straight-line basis over a period not to exceed five-years beginning with the commencement of operations of the Fund.

   e) The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

   f ) Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

2. TRANSACTIONS WITH AFFILIATES

   a) The Trust, on behalf of the Fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund, FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with FDI. The Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust and certain other investment companies subject to similar agreements with FDI. For the period June 16, 1997 (commencement of operations) to November 30, 1997, the fee for these services amounted to $781.

   b) The Trust, on behalf of the Fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and the other portfolios in which the Trust and the J.P. Morgan Institutional Funds (formerly The JPM Institutional Funds) invest (the "Master Portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust, the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and J.P Morgan Series Trust. For the period June 16, 1997 (commencement of operations) to November 30, 1997, the fee for these services amounted to $6,859.

      Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 1.20% of the average daily net assets of the Fund through September 30, 1998. For the period June 16, 1997 (commencement of operations) to November 30, 1997, Morgan has agreed to reimburse the Fund $33,202 for expenses under this agreement.

   c) The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance services to Fund shareholders. The agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------
      paid monthly at an annual rate of 0.25% of the average daily net assets of the Fund. For the period June 16, 1997 (commencement of operations) to November 30, 1997, the fee for these services amounted to $57,845.

      Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the Services Agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the Trust and Morgan is terminated, the Fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   d) The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $761 for the period June 16, 1997 (commencement of operations) to November 30, 1997.

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of the Trust, the J.P Morgan Institutional Funds, the Master Portfolios and J.P Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of these total fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $200.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                    FOR THE PERIOD
                                                    JUNE 16, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                     NOVEMBER 30,
                                                         1997
                                                     (UNAUDITED)
                                                   ----------------
Shares of beneficial interest sold...............        8,732,816
Shares of beneficial interest redeemed...........         (413,107)
                                                   ----------------
Net Increase.....................................        8,319,709
                                                   ----------------
                                                   ----------------

4. CREDIT AGREEMENT

The Trust, on behalf of the Fund, together with other affiliated investment companies (the "Funds"), entered into a revolving line of credit agreement (the "Agreement") on May 28, 1997, with unaffiliated lenders.

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------
Additionally, since all of the investable assets of the Fund are in the Portfolio, the Portfolio is party to certain covenants of the Agreement. The maximum commitment borrowing under the Agreement is $150,000,000. The Agreement expires on May 27, 1998, however, the Fund and the unaffiliated lenders as parties to the Agreement will have the ability to extend the Agreement and continue their participation therein for an additional 364 days. The purpose of the Agreement is to provide another alternative for settling large funds shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The Funds pay a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount which is allocated to the Funds in accordance with procedures established by their respective Trustees or Directors. The Fund has not borrowed pursuant to the Agreement as of November 30, 1997.

The U.S. Small Company Opportunities Portfolio

Semi-Annual Report November 30, 1997

(unaudited)

(The following pages should be read in conjunction with the J.P Morgan U.S. Small Company Opportunities Fund
Semi-Annual Financial Statements)

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   -----------
COMMON STOCKS (90.3%)
BASIC INDUSTRIES (1.5%)
AGRICULTURE (0.8%)
Dekalb Genetics Corp., Class B...................        9,800   $   380,975
Delta & Pine Land Co.............................       14,933       393,867
                                                                 -----------
                                                                     774,842
                                                                 -----------
FOREST PRODUCTS & PAPER (0.2%)
Universal Forest Products, Inc.+.................       11,200       169,400
                                                                 -----------
METALS & MINING (0.5%)
Mueller Industries, Inc.+........................       10,000       465,625
                                                                 -----------
  TOTAL BASIC INDUSTRIES.........................                  1,409,867
                                                                 -----------

CONSUMER GOODS & SERVICES (23.9%)
APPARELS & TEXTILES (1.3%)
Ashworth, Inc.+..................................       28,000       301,875
Genesco, Inc.+...................................       52,700       685,100
Nautica Enterprises, Inc.+.......................        8,100       227,559
                                                                 -----------
                                                                   1,214,534
                                                                 -----------
AUTOMOTIVE (0.1%)
Sonic Automotive, Inc.+..........................        5,100        53,550
                                                                 -----------
BROADCASTING & PUBLISHING (2.4%)
Hearst-Argyle Television, Inc.+..................       30,000       885,000
Journal Register Co.+............................       39,000       660,562
Univision Communications, Inc.+..................       11,100       738,844
                                                                 -----------
                                                                   2,284,406
                                                                 -----------
EDUCATION (4.2%)
Advantage Learning Systems, Inc.+................       12,000       278,250
Bright Horizons, Inc.+...........................        5,300        83,475
CBT Group PLC (ADR)+.............................        8,200       580,662
Children's Comprehensive Services, Inc.+.........       35,400       608,437
Computer Learning Centers, Inc.+.................        3,100       170,694
CorporateFamily Solutions, Inc.+.................        8,000       133,000
DeVry, Inc.+.....................................       18,400       492,200
Education Management Corp.+......................       22,100       551,809
EduTrek International, Inc.+.....................        4,000        94,000
ITT Educational Services, Inc.+..................       21,200       445,200
Youth Services International, Inc.+..............       40,000       580,000
                                                                 -----------
                                                                   4,017,727
                                                                 -----------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   -----------
ENTERTAINMENT, LEISURE & MEDIA (6.2%)
Action Performance Companies, Inc.+..............       22,700   $   654,044
AMF Bowling, Inc.+...............................       28,300       702,194
Ballantyne of Omaha, Inc.+.......................       30,700       564,112
Cinar Films Inc., Class B+.......................       20,000       805,000
Imax Corp.+......................................       20,700       511,031
Premier Parks, Inc...............................       12,700       498,475
Preview Travel, Inc.+............................        4,400        40,425
Steiner Leisure, Ltd.*+..........................       24,100       686,850
Ticketmaster Group, Inc.+........................       35,000       794,062
Travel Services International, Inc.+.............       28,100       612,931
                                                                 -----------
                                                                   5,869,124
                                                                 -----------
FOOD, BEVERAGES & TOBACCO (0.6%)
American Italian Pasta Co., Class A+.............        3,000        70,875
Beringer Wine Estates Holdings, Inc., Class B+...        1,900        61,394
Suiza Foods Corp.+...............................        6,900       401,494
                                                                 -----------
                                                                     533,763
                                                                 -----------
HEALTH & PERSONAL CARE (1.4%)
Bally Total Fitness Holding Corp.+...............       43,000       803,562
Enamelon, Inc.+..................................       30,000       508,125
                                                                 -----------
                                                                   1,311,687
                                                                 -----------
PERSONAL CARE (0.4%)
French Fragrances, Inc.+.........................       37,000       365,375
                                                                 -----------
RESTAURANTS & HOTELS (1.3%)
Famous Dave's of America, Inc.+..................       17,900       293,112
Friendly Ice Cream Corp.+........................       12,000       193,125
Sun International Hotels Ltd.+...................       13,000       493,187
Vail Resorts, Inc.+..............................        8,800       232,650
                                                                 -----------
                                                                   1,212,074
                                                                 -----------
RETAIL (6.0%)
A.C. Moore Arts & Crafts, Inc.+..................       17,000       257,125
CHS Electronics, Inc.+...........................       32,000       607,000
DM Management Co.+...............................       18,000       320,625
Insight Enterprises, Inc.+.......................       19,800       772,200
Let's Talk Cellular & Wireless, Inc.+............        6,300        72,844
N2K, Inc.+.......................................        8,900       169,100
ONSALE, Inc.+....................................       22,100       390,203
Party City Corp.+................................       34,000       973,250

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   -----------
RETAIL (CONTINUED)
Peapod, Inc.+....................................       10,900   $    85,156
Petco Animal Supplies, Inc.+.....................       29,000       864,562
RDO Equipment Co.+...............................       22,300       391,644
SportsLine USA, Inc.+............................        7,600        60,562
United Natural Foods, Inc.+......................       20,000       475,000
USA Floral Products, Inc.+.......................       14,000       212,625
                                                                 -----------
                                                                   5,651,896
                                                                 -----------
  TOTAL CONSUMER GOODS & SERVICES................                 22,514,136
                                                                 -----------

ENERGY (2.5%)
GAS EXPLORATION (1.2%)
Devon Energy Corp................................       10,300       400,412
FX Energy, Inc.+.................................       20,200       135,087
Patterson Energy, Inc.+..........................       15,700       573,050
                                                                 -----------
                                                                   1,108,549
                                                                 -----------
OIL-SERVICES (1.3%)
Bayard Drilling Technologies, Inc.+..............        3,100        56,962
Dril-Quip, Inc.+.................................        3,000        89,812
Eagle Geophysical, Inc.+.........................        3,800        61,512
IRI International Corp.+.........................        4,300        69,337
National-Oilwell, Inc.+..........................       17,000       538,687
Transmontaigne Oil Co.+..........................       24,100       361,500
UTI Energy Corp.+................................        3,400        95,200
                                                                 -----------
                                                                   1,273,010
                                                                 -----------
  TOTAL ENERGY...................................                  2,381,559
                                                                 -----------

FINANCE (11.3%)
BANKING (2.7%)
Bank United Corp., Class A.......................       20,700       861,637
National Commerce Bancorporation.................       32,000       952,000
Prime Bancshares, Inc.+..........................        4,000        77,625
Silicon Valley Bancshares+.......................        5,700       300,319
Webster Financial Corp...........................        6,000       377,625
                                                                 -----------
                                                                   2,569,206
                                                                 -----------
FINANCIAL SERVICES (4.7%)
Ameritrade Holding Corp.,
  Class A+.......................................       15,000       504,375
Federal Agricultural Mortgage Corp., Class C+....       13,800       925,462
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   -----------
FINANCIAL SERVICES (CONTINUED)
Financial Federal Corp.+.........................       29,700   $   632,981
IMH Commercial Holdings, Inc.....................       25,000       450,000
Medallion Financial Corp.........................       30,600       652,162
Newcourt Credit Group, Inc.......................       25,000       789,055
Ocwen Financial Corp.+...........................       22,000       533,500
                                                                 -----------
                                                                   4,487,535
                                                                 -----------
INSURANCE (2.4%)
CMAC Investment Corp.............................        7,000       363,562
Inspire Insurance Solutions, Inc.+...............       14,000       265,562
Nationwide Financial Services, Inc...............       12,800       437,600
Penn Treaty American Corp.+......................       30,000       969,375
RenaissanceRe Holdings, Ltd.*+...................        5,000       209,375
                                                                 -----------
                                                                   2,245,474
                                                                 -----------
REAL ESTATE INVESTMENT TRUSTS (1.5%)
Boston Properties, Inc...........................        4,000       130,500
CCA Prison Realty Trust..........................       12,000       427,500
Equity Office Properties Trust...................        8,400       272,475
Innkeepers USA Trust.............................       35,900       576,644
                                                                 -----------
                                                                   1,407,119
                                                                 -----------
  TOTAL FINANCE..................................                 10,709,334
                                                                 -----------

HEALTHCARE (19.0%)
BIOTECHNOLOGY (5.9%)
Affymetrix, Inc.+................................        9,600       333,000
Applied Analytical Industries, Inc.+.............       20,700       262,631
ArQule, Inc.+....................................       23,600       494,125
Arris Pharmaceutical Corp.+......................       16,000       153,000
BioReliance Corp.+...............................       11,000       202,125
Cor Therapeutics, Inc.+..........................       13,000       296,562
Human Genome Sciences, Inc.+.....................       11,800       482,325
IDEC Pharmaceuticals Corp.+......................       22,000       769,312
Incyte Pharmaceuticals, Inc.+....................       18,200       746,200
Inhale Therapeutics Systems+.....................        8,900       277,012
Millennium Pharmaceuticals, Inc.+................       19,500       388,781
Novoste Corp.+...................................        3,200        76,500
SangStat Medical Corp.+..........................       25,200       872,550
Synaptic Pharmaceutical Corp.+...................        8,000       100,250
Transkaryotic Therapies, Inc.+...................        3,800       132,050
                                                                 -----------
                                                                   5,586,423
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   -----------
HEALTH SERVICES (6.3%)
Alternative Living Services, Inc.+...............       15,000   $   399,375
Assisted Living Concepts, Inc.+..................       13,000       222,625
Curative Health Services, Inc.+..................       20,000       571,250
Diagnostic Health Services, Inc.+................       35,800       421,769
Healthcare Recoveries, Inc.+.....................       49,300       992,162
INMET Systems, Inc.+.............................       37,000       608,188
Kendle International, Inc.+......................       31,000       478,563
MedQuist, Inc.+..................................       30,200       798,413
Orthodontic Centers of America, Inc.+............       31,000       561,875
Transition Systems, Inc.+........................       44,110       923,553
                                                                 -----------
                                                                   5,977,773
                                                                 -----------
MEDICAL SUPPLIES (2.7%)
AutoCyte, Inc.+..................................       30,700       308,919
Closure Medical Corp.+...........................       38,000       935,750
Sabratek Corp.+..................................       30,000       774,375
Ventana Medical Systems, Inc.+...................       33,000       505,313
                                                                 -----------
                                                                   2,524,357
                                                                 -----------
PHARMACEUTICALS (4.1%)
Algos Pharmaceutical Corp.+......................       17,800       460,575
Andrx Corp.+.....................................       25,000       959,375
Ascent Pediatrics, Inc.+.........................       27,500       219,141
Cell Therapeutics, Inc.+.........................       16,400       262,400
Columbia Laboratories, Inc.+.....................       31,000       426,250
Kos Pharmaceuticals, Inc.+.......................       18,000       299,250
PathoGenesis Corp.+..............................       24,800       883,500
Zonagen, Inc.+...................................       10,600       332,244
                                                                 -----------
                                                                   3,842,735
                                                                 -----------
  TOTAL HEALTHCARE...............................                 17,931,288
                                                                 -----------

INDUSTRIAL PRODUCTS & SERVICES (16.0%)
COMMERCIAL SERVICES (12.0%)
ABR Information Services, Inc.+..................       40,100       966,159
Administaff, Inc.+...............................       25,400       565,150
Applied Graphics Technologies, Inc.+.............       13,600       632,400
Aris Corp.+......................................       17,000       417,563
BDM International, Inc.+.........................       41,000     1,200,531
Denali, Inc.+....................................        4,400        55,138
Diamond Technology Partners,
  Inc.+..........................................        4,300        66,381
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   -----------
COMMERCIAL SERVICES (CONTINUED)
Hospitality Worldwide Services+..................       12,000   $   144,000
Mac-Gray Corp.+..................................       18,300       269,925
National Data Corp.+.............................        5,000       176,875
National Research Corp.+.........................        2,100        41,738
NCO Group, Inc.+.................................       18,000       688,500
Network Solutions, Inc. , Class A+...............       25,000       400,000
On Assignment, Inc.+.............................       29,800       674,225
Pegasus Systems, Inc.+...........................       29,300       518,244
Perceptron, Inc.+................................        9,300       206,925
Profit Recovery Group International, Inc.+.......       38,000       581,875
Romac International, Inc.+.......................       33,000       641,438
Snyder Communication, Inc.+......................       28,600       970,613
Staffmark, Inc.+.................................       19,800       688,050
USCS International, Inc.+........................       39,000       743,438
Vincam Group, Inc.+..............................       19,000       692,313
                                                                 -----------
                                                                  11,341,481
                                                                 -----------
DIVERSIFIED MANUFACTURING (0.8%)
Brady (W.H.) Co..................................       26,000       797,875
                                                                 -----------
MANUFACTURING (2.1%)
Alyn Corp.+......................................       20,000       270,000
Miller Industries, Inc.+.........................       74,200       723,450
Monaco Coach Corp.+..............................       15,800       398,950
National R.V. Holdings, Inc.+....................       26,100       625,584
                                                                 -----------
                                                                   2,017,984
                                                                 -----------
PACKAGING & CONTAINERS (0.6%)
Ivex Packaging Corp.+............................       30,000       600,000
                                                                 -----------
POLLUTION CONTROL (0.5%)
Culligan Water Technologies, Inc.+...............       10,600       475,675
Ionics, Inc.+....................................          900        33,188
                                                                 -----------
                                                                     508,863
                                                                 -----------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                 15,266,203
                                                                 -----------

TECHNOLOGY (9.4%)
COMPUTER PERIPHERALS (1.5%)
Hypercom Corp.+..................................       23,800       380,800
JetFax, Inc.+....................................       36,900       260,606
Radiant Systems, Inc.+...........................       22,000       437,250

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   -----------
COMPUTER PERIPHERALS (CONTINUED)
SanDisk Corp.+...................................        2,800   $    68,250
SCM Microsystems, Inc.+..........................       10,000       259,688
                                                                 -----------
                                                                   1,406,594
                                                                 -----------
COMPUTER SOFTWARE (3.9%)
Aspen Technologies, Inc.+........................       19,800       753,638
Concord Communications, Inc......................        9,800       214,375
Datastream Systems, Inc..........................       22,400       711,200
FARO Technologies, Inc.+.........................       20,000       246,250
Harbinger Corp.+.................................       11,700       355,388
HNC Software, Inc.+..............................       23,000       723,063
Iona Technologies PLC (ADR)+.....................       16,500       327,422
MAPICS, Inc.+....................................       33,900       370,781
                                                                 -----------
                                                                   3,702,117
                                                                 -----------
ELECTRICAL EQUIPMENT (1.5%)
Advanced Lighting Technologies, Inc.+............       52,300     1,091,763
Chicago Miniature Lamp, Inc.+....................        9,200       309,350
                                                                 -----------
                                                                   1,401,113
                                                                 -----------
ELECTRONICS (0.2%)
Tracor, Inc.+....................................        8,000       224,750
                                                                 -----------
INFORMATION PROCESSING (0.7%)
Computer Horizons Corp.+.........................       18,000       596,250
New Era of Networks, Inc.+.......................        6,500        84,094
                                                                 -----------
                                                                     680,344
                                                                 -----------
SEMICONDUCTORS (1.6%)
Galileo Technology Ltd.*+........................        7,500       232,969
Parlex Corp.+....................................        9,500       143,984
Sawtek, Inc.+....................................       10,400       304,850
SIPEX Corp.+.....................................       25,200       796,950
                                                                 -----------
                                                                   1,478,753
                                                                 -----------
  TOTAL TECHNOLOGY...............................                  8,893,671
                                                                 -----------
TELECOMMUNICATIONS (2.5%)
TELECOMMUNICATION SERVICES (0.8%)
At Home Corp., Series A+.........................       10,300       211,794
Premiere Technologies, Inc.+.....................       21,000       502,688
                                                                 -----------
                                                                     714,482
                                                                 -----------
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   -----------
TELECOMMUNICATIONS-EQUIPMENT (1.2%)
AmeriLink Corp.+.................................       11,000   $   277,063
Excel Switching Corp.+...........................        4,000        97,000
Globecomm Systems, Inc.+.........................        7,100        91,413
NICE - Systems Ltd.*+............................       10,000       438,750
World Access, Inc.+..............................        8,500       207,188
                                                                 -----------
                                                                   1,111,414
                                                                 -----------
TELEPHONE (0.5%)
Omnipoint Corp.+.................................       23,600       499,288
                                                                 -----------
  TOTAL TELECOMMUNICATIONS.......................                  2,325,184
                                                                 -----------

TRANSPORTATION (1.1%)
AIRLINES (0.9%)
ASA Holdings, Inc................................       29,000       860,938
                                                                 -----------
TRANSPORT & SERVICES (0.2%)
C.H. Robinson Worldwide, Inc.....................        7,000       147,438
                                                                 -----------
  TOTAL TRANSPORTATION...........................                  1,008,376
                                                                 -----------

UTILITIES (3.1%)
NATURAL GAS (0.2%)
MarkWest Hydrocarbon, Inc.+......................       11,400       223,725
                                                                 -----------
TELEPHONE (2.9%)
Electric Lightwave+..............................       15,100       242,072
ICG Communications, Inc.+........................       16,200       377,156
Intermedia Communications, Inc.+.................       34,500     1,705,594
ITC DeltaCom, Inc.+..............................        1,500        21,188
NEXTLINK Communications, Inc., Class A+..........       11,700       236,559
STARTEC Global Communications Corp.+.............       11,400       183,113
                                                                 -----------
                                                                   2,765,682
                                                                 -----------
  TOTAL UTILITIES................................                  2,989,407
                                                                 -----------
  TOTAL COMMON STOCKS (COST $83,681,999).........                 85,429,025
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   -----------
CONVERTIBLE PREFERRED STOCKS (0.2%)
CONSUMER GOODS & SERVICES (0.2%)
ENTERTAINMENT, LEISURE & MEDIA (0.2%)
Metromedia International Group, Inc.+............        4,100   $   188,600
                                                                 -----------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST
   $205,000).....................................
                                                    PRINCIPAL
                                                     AMOUNT
                                                   -----------
CONVERTIBLE BONDS (0.9%)
CONSUMER GOODS & SERVICES (0.8%)
ENTERTAINMENT, LEISURE & MEDIA (0.8%)
Family Golf Centers, Inc., 5.75% due 10/15/04+...  $   750,000       748,125
                                                                 -----------

TELECOMMUNICATIONS (0.1%)
TELECOMMUNICATIONS (0.1%)
Tel-Save Holdings, Inc. 144A, 4.5% due
  09/15/02+......................................      134,000       144,217
                                                                 -----------
  TOTAL CONVERTIBLE BONDS (COST $884,643)........                    892,342
                                                                 -----------

SHORT-TERM INVESTMENTS (8.2%)
OTHER INVESTMENT COMPANIES (4.6%)
Seven Seas Money Market Fund, 5.38% due
  01/01/01.......................................    4,347,971     4,347,971
                                                                 -----------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                   AMOUNT         VALUE
-------------------------------------------------  -----------   -----------

U.S. TREASURY OBLIGATIONS (3.6%)
U. S. Treasury Bills, 5.15% due 01/22/98.........  $ 3,400,000   $ 3,374,708
                                                                 -----------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $7,722,678)...................................                  7,722,679
                                                                 -----------
TOTAL INVESTMENTS (COST $92,494,320) (99.6%)..................
                                                                  94,232,646
OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)..................
                                                                     372,169
                                                                 -----------
NET ASSETS (100.0%)...........................................   $94,604,815
                                                                 -----------
                                                                 -----------

------------------------------
Note: The cost of securities for Federal Income Tax purposes at November 30, 1997, was $92,692,254, the aggregate gross unrealized appreciation and depreciation was $6,052,305 and $4,511,913, respectively, resulting in net unrealized appreciation of $1,540,392.

* Foreign security.

+ Non-income producing security.

(ADR) - Securities whose value is determined or significantly influenced by trading on exchanges not located in the United States or Canada. ADR, after the name of a foreign holding, stands for American Depository Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $92,494,320)            $94,232,646
Cash                                                    26,801
Receivable for Investments Sold                        763,719
Dividends Receivable                                    17,181
Interest Receivable                                     16,799
Deferred Organization Expenses                           8,176
Prepaid Trustees' Fees                                      64
Prepaid Expenses and Other Assets                          155
                                                   -----------
    Total Assets                                    95,065,541
                                                   -----------
LIABILITIES
Payable for Investments Purchased                      400,937
Advisory Fee Payable                                    45,691
Organization Expenses Payable                            9,000
Administrative Services Fee Payable                      2,300
Custody Fee Payable                                      1,251
Administration Fee Payable                                 195
Fund Services Fee Payable                                  123
Accrued Expenses                                         1,229
                                                   -----------
    Total Liabilities                                  460,726
                                                   -----------
NET ASSETS
Applicable to Investors' Beneficial Interests      $94,604,815
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD JUNE 16, 1997 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $140)                                                    $   51,345
Interest Income                                                  121,809
                                                              ----------
    Investment Income                                            173,154
EXPENSES
Advisory Fee                                       $138,858
Custodian Fees and Expenses                          40,719
Professional Fees and Expenses                       17,956
Administrative Services Fee                           7,001
Printing Expenses                                     2,627
Amortization of Organization Expense                    824
Fund Services Fee                                       761
Administration Fee                                      512
Registration Fees                                       291
Insurance Expense                                        44
Trustees' Fees and Expenses                              44
Miscellaneous                                           361
                                                   --------
    Total Expenses                                  209,998
Less: Reimbursement of Expenses                      (3,597)
                                                   --------
NET EXPENSES                                                     206,401
                                                              ----------
NET INVESTMENT LOSS                                              (33,247)
NET REALIZED LOSS ON INVESTMENTS                                (971,784)
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                  1,738,326
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $  733,295
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD
                                                    JUNE 16, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                     NOVEMBER 30,
                                                         1997
                                                     (UNAUDITED)
                                                   ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Loss                                $       (33,247)
Net Realized Loss on Investments                          (971,784)
Net Change in Unrealized Appreciation of
  Investments                                            1,738,326
                                                   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                           733,295
                                                   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           98,641,881
Withdrawals                                             (4,770,361)
                                                   ----------------
    Net Increase from Investors' Transactions           93,871,520
                                                   ----------------
    Total Increase in Net Assets                        94,604,815
NET ASSETS
Beginning of Period                                             --
                                                   ----------------
End of Period                                      $    94,604,815
                                                   ----------------
                                                   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD
                                                    JUNE 16, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                     NOVEMBER 30,
                                                         1997
                                                     (UNAUDITED)
                                                   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    0.89%(a)
  Net Investment Loss                                        (0.14)%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                     0.02%(a)
Portfolio Turnover                                              32%
Average Broker Commissions                                  0.0248

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Small Company Opportunities Portfolio (the "Portfolio") is one of eight subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Portfolio is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio commenced operations on June 16, 1997. The Portfolio's investment objective is long term capital appreciation from a portfolio of equity securities of small companies. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

   b) Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

   d) The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------
      Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   e) The Portfolio incurred organization expenses in the amount of $9,000. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Portfolio. The Portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

   f) Expenses incurred by the Series Portfolio with respect to any two or more portfolios in the Series Portfolio are allocated in proportion to the net assets of each portfolio in the Series Portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

2. TRANSACTIONS WITH AFFILIATES
   a) The Portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.60% of the Portfolio's average daily net assets. For the period June 16, 1997 (commencement of operations) to November 30, 1997, such fees amounted to $138,858.

   b) The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the Portfolio and certain other investment companies subject to similar agreements with FDI. For the period June 16, 1997 (commencement of operations) to November 30, 1997, the fee for these services amounted to $512.

   c) The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios for which Morgan acts as investment advisor (the "Master Portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the period June 16, 1997 (commencement of operations) to November 30, 1997, the fee for these services amounted to $7,001.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

      Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 1.20% of the average daily net assets of the Portfolio through September 30, 1998. For the period June 16, 1997 (commencement of operations) to November 30, 1997, Morgan has agreed to reimburse the Portfolio $3,597 for expenses under this agreement.

   d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $761 for the period June 16, 1997 (commencement of operations) to November 30, 1997.

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the Master Portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $200.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the period June 16, 1997 (commencement of operations) to November 30, 1997 were as follows:

COST OF               PROCEEDS
  PURCHASES          FROM SALES
-----------------   ------------
$16,288,780.......  $101,258,611

4. CREDIT AGREEMENT

The Portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the Fund's Notes to the Financial Statements which are included elsewhere in this report.

J.P. MORGAN FUNDS

     FEDERAL MONEY MARKET FUND

     PRIME MONEY MARKET FUND

     TAX EXEMPT MONEY MARKET FUND

     BOND FUND

     CALIFORNIA BOND FUND: SELECT SHARES

     EMERGING MARKETS DEBT FUND

     GLOBAL STRATEGIC INCOME FUND

     NEW YORK TOTAL RETURN BOND FUND

     SHORT TERM BOND FUND

     TAX EXEMPT BOND FUND

     DIVERSIFIED FUND

     DISCIPLINED EQUITY FUND

     TAX AWARE U.S. EQUITY FUND: SELECT SHARES

     U.S. EQUITY FUND

     U.S. SMALL COMPANY FUND

     U.S. SMALL COMPANY OPPORTUNITIES FUND

     EMERGING MARKETS EQUITY FUND

     EUROPEAN EQUITY FUND

     INTERNATIONAL EQUITY FUND

     INTERNATIONAL OPPORTUNITIES FUND

     JAPAN EQUITY FUND



FOR MORE INFORMATION ON HOW THE J.P. MORGAN FUNDS CAN HELP YOU PLAN FOR YOUR FUTURE, CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.



J.P. MORGAN
U.S. SMALL COMPANY
OPPORTUNITIES FUND



SEMI-ANNUAL REPORT
NOVEMBER 30, 1997